Debt and Lease Arrangements - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities with the Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	$ 6,746	$ 3,390
Bonds	69,737	60,003
Bank and other borrowings	1,818	1,838
Total (excluding interest)	78,301	65,231
Interest	24,095	21,892
Carrying amount	108,014	96,424
Commercial paper
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(15)	(38)
Carrying amount	6,731	3,352
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	1,308	694
Carrying amount	71,045	60,697
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	0	0
Carrying amount	1,818	1,838
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	1,293	656
Carrying amount	79,594	65,887
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	6,746	3,390
Bonds	5,080	5,900
Bank and other borrowings	944	859
Total (excluding interest)	12,770	10,149
Interest	1,834	1,665
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0	0
Bonds	4,720	4,971
Bank and other borrowings	162	425
Total (excluding interest)	4,882	5,396
Interest	1,707	1,559
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0	0
Bonds	5,408	4,392
Bank and other borrowings	33	56
Total (excluding interest)	5,441	4,448
Interest	1,630	1,430
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0	0
Bonds	4,633	4,326
Bank and other borrowings	215	71
Total (excluding interest)	4,848	4,397
Interest	1,527	1,357
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0	0
Bonds	8,043	2,091
Bank and other borrowings	47	15
Total (excluding interest)	8,090	2,106
Interest	1,412	1,263
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Commercial paper	0	0
Bonds	41,853	38,323
Bank and other borrowings	417	412
Total (excluding interest)	42,270	38,735
Interest	$ 15,985	$ 14,618